Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Voyageur Mutual Funds
Entity Central Index Key	0000906236
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000135925 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DMHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$59	0.60%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.59% if litigation expenses were not included.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.60%	[1]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) returned -2.54% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	-2.54%	0.49%	2.04%
Macquarie Minnesota High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	-2.54%	0.49%	2.04%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 214,637,485
Holdings Count | Holding	225	[2]
Advisory Fees Paid, Amount	$ 870,840
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$214,637,485
Total number of portfolio holdings*	225
Total advisory fees paid	$870,840
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	37.59%
Education Revenue Bonds	27.62%
Local General Obligation Bonds	8.34%
Transportation Revenue Bonds	7.05%
Housing Revenue Bonds	3.91%
Special Tax Revenue Bonds	3.68%
State General Obligation Bonds	3.59%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.24%
Electric Revenue Bonds	1.73%
Lease Revenue Bonds	1.27%
Pre-Refunded Bond	0.36%

State and territory allocation
Minnesota	93.31%
Puerto Rico	5.07%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006411 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$157	1.60%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.59% if litigation expenses were not included.

Expenses Paid, Amount	$ 157
Expense Ratio, Percent	1.60%	[3]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) returned -3.49% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) – including sales charge	-4.43%	-0.51%	1.02%
Macquarie Minnesota High-Yield Municipal Bond Fund (Class C) – excluding sales charge	-3.49%	-0.51%	1.02%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 214,637,485
Holdings Count | Holding	225	[4]
Advisory Fees Paid, Amount	$ 870,840
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$214,637,485
Total number of portfolio holdings*	225
Total advisory fees paid	$870,840
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	37.59%
Education Revenue Bonds	27.62%
Local General Obligation Bonds	8.34%
Transportation Revenue Bonds	7.05%
Housing Revenue Bonds	3.91%
Special Tax Revenue Bonds	3.68%
State General Obligation Bonds	3.59%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.24%
Electric Revenue Bonds	1.73%
Lease Revenue Bonds	1.27%
Pre-Refunded Bond	0.36%

State and territory allocation
Minnesota	93.31%
Puerto Rico	5.07%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006409 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Minnesota High-Yield Municipal Bond Fund(formerly, Delaware Minnesota High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	DVMHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Minnesota High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$84	0.85%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.84% if litigation expenses were not included.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.85%	[5]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) returned -2.68% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) – including sales charge	-7.07%	-0.66%	1.33%
Macquarie Minnesota High-Yield Municipal Bond Fund (Class A) – excluding sales charge	-2.68%	0.26%	1.80%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 214,637,485
Holdings Count | Holding	225	[6]
Advisory Fees Paid, Amount	$ 870,840
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$214,637,485
Total number of portfolio holdings*	225
Total advisory fees paid	$870,840
Portfolio turnover rate	20%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Healthcare Revenue Bonds	37.59%
Education Revenue Bonds	27.62%
Local General Obligation Bonds	8.34%
Transportation Revenue Bonds	7.05%
Housing Revenue Bonds	3.91%
Special Tax Revenue Bonds	3.68%
State General Obligation Bonds	3.59%
Industrial Development Revenue/Pollution Control Revenue Bonds	3.24%
Electric Revenue Bonds	1.73%
Lease Revenue Bonds	1.27%
Pre-Refunded Bond	0.36%

State and territory allocation
Minnesota	93.31%
Puerto Rico	5.07%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Minnesota High-Yield Municipal Bond Fund to Macquarie Minnesota High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006412 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Class A
Trading Symbol	CXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$85	0.87%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if litigation expenses were not included.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.87%	[7]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie National High-Yield Municipal Bond Fund (Class A) returned -4.54% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie National High-Yield Municipal Bond Fund (Class A) – including sales charge	-8.84%	0.20%	2.50%
Macquarie National High-Yield Municipal Bond Fund (Class A) – excluding sales charge	-4.54%	1.13%	2.98%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,257,660,114
Holdings Count | Holding	794	[8]
Advisory Fees Paid, Amount	$ 16,056,147
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$3,257,660,114
Total number of portfolio holdings*	794
Total advisory fees paid	$16,056,147
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.64%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.92%
Healthcare Revenue Bonds	14.59%
Special Tax Revenue Bonds	13.35%
Transportation Revenue Bonds	7.76%
State General Obligation Bonds	4.56%
Local General Obligation Bonds	4.08%
Housing Revenue Bonds	3.54%
Lease Revenue Bonds	2.27%
Electric Revenue Bonds	2.19%

State and territory allocation
Puerto Rico	13.24%
California	11.30%
New York	8.93%
Florida	6.72%
Texas	6.11%
Illinois	5.36%
Wisconsin	5.24%
Arizona	3.73%
Virginia	3.26%
Pennsylvania	2.94%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006414 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Class C
Trading Symbol	DVHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$158	1.62%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if litigation expenses were not included.

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.62%	[9]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie National High-Yield Municipal Bond Fund (Class C) returned -5.31% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie National High-Yield Municipal Bond Fund (Class C) – including sales charge	-6.23%	0.35%	2.19%
Macquarie National High-Yield Municipal Bond Fund (Class C) – excluding sales charge	-5.31%	0.35%	2.19%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,257,660,114
Holdings Count | Holding	794	[10]
Advisory Fees Paid, Amount	$ 16,056,147
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$3,257,660,114
Total number of portfolio holdings*	794
Total advisory fees paid	$16,056,147
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.64%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.92%
Healthcare Revenue Bonds	14.59%
Special Tax Revenue Bonds	13.35%
Transportation Revenue Bonds	7.76%
State General Obligation Bonds	4.56%
Local General Obligation Bonds	4.08%
Housing Revenue Bonds	3.54%
Lease Revenue Bonds	2.27%
Electric Revenue Bonds	2.19%

State and territory allocation
Puerto Rico	13.24%
California	11.30%
New York	8.93%
Florida	6.72%
Texas	6.11%
Illinois	5.36%
Wisconsin	5.24%
Arizona	3.73%
Virginia	3.26%
Pennsylvania	2.94%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000074152 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie National High-Yield Municipal Bond Fund(formerly, Delaware National High-Yield Municipal Bond Fund)
Class Name	Institutional Class
Trading Symbol	DVHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie National High-Yield Municipal Bond Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$61	0.62%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if litigation expenses were not included.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.62%	[11]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie National High-Yield Municipal Bond Fund (Institutional Class) returned -4.41% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie National High-Yield Municipal Bond Fund (Institutional Class) – including sales charge	-4.41%	1.35%	3.22%
Macquarie National High-Yield Municipal Bond Fund (Institutional Class) – excluding sales charge	-4.41%	1.35%	3.22%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 3,257,660,114
Holdings Count | Holding	794	[12]
Advisory Fees Paid, Amount	$ 16,056,147
Investment Company Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$3,257,660,114
Total number of portfolio holdings*	794
Total advisory fees paid	$16,056,147
Portfolio turnover rate	34%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	22.64%
Industrial Development Revenue/Pollution Control Revenue Bonds	19.92%
Healthcare Revenue Bonds	14.59%
Special Tax Revenue Bonds	13.35%
Transportation Revenue Bonds	7.76%
State General Obligation Bonds	4.56%
Local General Obligation Bonds	4.08%
Housing Revenue Bonds	3.54%
Lease Revenue Bonds	2.27%
Electric Revenue Bonds	2.19%

State and territory allocation
Puerto Rico	13.24%
California	11.30%
New York	8.93%
Florida	6.72%
Texas	6.11%
Illinois	5.36%
Wisconsin	5.24%
Arizona	3.73%
Virginia	3.26%
Pennsylvania	2.94%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware National High-Yield Municipal Bond Fund to Macquarie National High-Yield Municipal Bond Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000135926 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Institutional Class
Trading Symbol	DCTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$55	0.56%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%	[13]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free California Fund (Institutional Class) returned -3.99% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free California Fund (Institutional Class) – including sales charge	-3.99%	0.58%	2.27%
Macquarie Tax-Free California Fund (Institutional Class) – excluding sales charge	-3.99%	0.58%	2.27%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 277,666,661
Holdings Count | Holding	213	[14]
Advisory Fees Paid, Amount	$ 1,132,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$277,666,661
Total number of portfolio holdings*	213
Total advisory fees paid	$1,132,389
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.56%
Transportation Revenue Bonds	14.53%
Industrial Development Revenue/Pollution Control Revenue Bonds	13.68%
Healthcare Revenue Bonds	12.38%
Special Tax Revenue Bonds	10.06%
State General Obligation Bonds	6.04%
Electric Revenue Bonds	5.46%
Lease Revenue Bonds	4.82%
Housing Revenue Bonds	3.34%
Water & Sewer Revenue Bonds	2.07%

State and territory allocation
California	83.87%
Puerto Rico	12.88%
Guam	1.16%
US Virgin Islands	0.18%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006417 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Class C
Trading Symbol	DVFTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$152	1.56%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.56%	[15]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free California Fund (Class C) returned -4.93% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free California Fund (Class C) – including sales charge	-5.85%	-0.43%	1.25%
Macquarie Tax-Free California Fund (Class C) – excluding sales charge	-4.93%	-0.43%	1.25%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 277,666,661
Holdings Count | Holding	213	[16]
Advisory Fees Paid, Amount	$ 1,132,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$277,666,661
Total number of portfolio holdings*	213
Total advisory fees paid	$1,132,389
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.56%
Transportation Revenue Bonds	14.53%
Industrial Development Revenue/Pollution Control Revenue Bonds	13.68%
Healthcare Revenue Bonds	12.38%
Special Tax Revenue Bonds	10.06%
State General Obligation Bonds	6.04%
Electric Revenue Bonds	5.46%
Lease Revenue Bonds	4.82%
Housing Revenue Bonds	3.34%
Water & Sewer Revenue Bonds	2.07%

State and territory allocation
California	83.87%
Puerto Rico	12.88%
Guam	1.16%
US Virgin Islands	0.18%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006415 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free California Fund(formerly, Delaware Tax-Free California Fund)
Class Name	Class A
Trading Symbol	DVTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free California Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$79	0.81%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%	[17]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free California Fund (Class A) returned -4.23% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out‑of‑benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB‑rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free California Fund (Class A) – including sales charge	-8.51%	-0.59%	1.54%
Macquarie Tax-Free California Fund (Class A) – excluding sales charge	-4.23%	0.33%	2.01%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 277,666,661
Holdings Count | Holding	213	[18]
Advisory Fees Paid, Amount	$ 1,132,389
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$277,666,661
Total number of portfolio holdings*	213
Total advisory fees paid	$1,132,389
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.56%
Transportation Revenue Bonds	14.53%
Industrial Development Revenue/Pollution Control Revenue Bonds	13.68%
Healthcare Revenue Bonds	12.38%
Special Tax Revenue Bonds	10.06%
State General Obligation Bonds	6.04%
Electric Revenue Bonds	5.46%
Lease Revenue Bonds	4.82%
Housing Revenue Bonds	3.34%
Water & Sewer Revenue Bonds	2.07%

State and territory allocation
California	83.87%
Puerto Rico	12.88%
Guam	1.16%
US Virgin Islands	0.18%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free California Fund to Macquarie Tax-Free California Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006418 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Class A
Trading Symbol	VIDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$87	0.88%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if litigation expenses were not included.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.88%	[19]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Idaho Fund (Class A) returned -2.83% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Idaho Fund (Class A) – including sales charge	-7.20%	-0.77%	1.14%
Macquarie Tax-Free Idaho Fund (Class A) – excluding sales charge	-2.83%	0.14%	1.61%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 126,880,821
Holdings Count | Holding	113	[20]
Advisory Fees Paid, Amount	$ 461,888
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$126,880,821
Total number of portfolio holdings*	113
Total advisory fees paid	$461,888
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.46%
Special Tax Revenue Bonds	23.42%
Healthcare Revenue Bonds	14.00%
Housing Revenue Bonds	8.19%
Electric Revenue Bonds	7.04%
Lease Revenue Bonds	6.47%
Transportation Revenue Bonds	6.21%
Local General Obligation Bonds	4.91%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.78%
Water & Sewer Revenue Bonds	1.31%

State and territory allocation
Idaho	82.35%
Puerto Rico	15.86%
Guam	0.51%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006420 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Class C
Trading Symbol	DVICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$160	1.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if litigation expenses were not included.

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.63%	[21]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Idaho Fund (Class C) returned -3.56% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Idaho Fund (Class C) – including sales charge	-4.50%	-0.59%	0.86%
Macquarie Tax-Free Idaho Fund (Class C) – excluding sales charge	-3.56%	-0.59%	0.86%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 126,880,821
Holdings Count | Holding	113	[22]
Advisory Fees Paid, Amount	$ 461,888
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$126,880,821
Total number of portfolio holdings*	113
Total advisory fees paid	$461,888
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.46%
Special Tax Revenue Bonds	23.42%
Healthcare Revenue Bonds	14.00%
Housing Revenue Bonds	8.19%
Electric Revenue Bonds	7.04%
Lease Revenue Bonds	6.47%
Transportation Revenue Bonds	6.21%
Local General Obligation Bonds	4.91%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.78%
Water & Sewer Revenue Bonds	1.31%

State and territory allocation
Idaho	82.35%
Puerto Rico	15.86%
Guam	0.51%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000135927 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free Idaho Fund(formerly, Delaware Tax-Free Idaho Fund)
Class Name	Institutional Class
Trading Symbol	DTIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free Idaho Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$62	0.63%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if litigation expenses were not included.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.63%	[23]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free Idaho Fund (Institutional Class) returned -2.49% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
Key contributors to performance included:
Modest exposure to the front end of the curve
An allocation to pre-refunded bonds, predominantly on the front end of the curve
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free Idaho Fund (Institutional Class) – including sales charge	-2.49%	0.41%	1.87%
Macquarie Tax-Free Idaho Fund (Institutional Class) – excluding sales charge	-2.49%	0.41%	1.87%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 126,880,821
Holdings Count | Holding	113	[24]
Advisory Fees Paid, Amount	$ 461,888
Investment Company Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$126,880,821
Total number of portfolio holdings*	113
Total advisory fees paid	$461,888
Portfolio turnover rate	16%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Education Revenue Bonds	23.46%
Special Tax Revenue Bonds	23.42%
Healthcare Revenue Bonds	14.00%
Housing Revenue Bonds	8.19%
Electric Revenue Bonds	7.04%
Lease Revenue Bonds	6.47%
Transportation Revenue Bonds	6.21%
Local General Obligation Bonds	4.91%
Industrial Development Revenue/Pollution Control Revenue Bonds	2.78%
Water & Sewer Revenue Bonds	1.31%

State and territory allocation
Idaho	82.35%
Puerto Rico	15.86%
Guam	0.51%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free Idaho Fund to Macquarie Tax-Free Idaho Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000135928 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Institutional Class
Trading Symbol	DTNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Institutional Class	$55	0.56%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.56%	[25]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free New York Fund (Institutional Class) returned -3.78% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free New York Fund (Institutional Class) – including sales charge	-3.78%	0.39%	2.08%
Macquarie Tax-Free New York Fund (Institutional Class) – excluding sales charge	-3.78%	0.39%	2.08%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 250,080,033
Holdings Count | Holding	170	[26]
Advisory Fees Paid, Amount	$ 1,056,119
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$250,080,033
Total number of portfolio holdings*	170
Total advisory fees paid	$1,056,119
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.34%
Transportation Revenue Bonds	17.29%
Education Revenue Bonds	14.48%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.77%
Healthcare Revenue Bonds	7.09%
Water & Sewer Revenue Bonds	6.51%
Electric Revenue Bonds	6.37%
Housing Revenue Bonds	6.19%
Lease Revenue Bonds	4.99%
Local General Obligation Bonds	1.92%

State and territory allocation
New York	83.55%
Puerto Rico	14.48%
Guam	0.57%
US Virgin Islands	0.21%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006423 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Class C
Trading Symbol	DVFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class C	$152	1.56%
[1]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.

Expenses Paid, Amount	$ 152
Expense Ratio, Percent	1.56%	[27]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free New York Fund (Class C) returned -4.76% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free New York Fund (Class C) – including sales charge	-5.68%	-0.60%	1.06%
Macquarie Tax-Free New York Fund (Class C) – excluding sales charge	-4.76%	-0.60%	1.06%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 250,080,033
Holdings Count | Holding	170	[28]
Advisory Fees Paid, Amount	$ 1,056,119
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$250,080,033
Total number of portfolio holdings*	170
Total advisory fees paid	$1,056,119
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.34%
Transportation Revenue Bonds	17.29%
Education Revenue Bonds	14.48%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.77%
Healthcare Revenue Bonds	7.09%
Water & Sewer Revenue Bonds	6.51%
Electric Revenue Bonds	6.37%
Housing Revenue Bonds	6.19%
Lease Revenue Bonds	4.99%
Local General Obligation Bonds	1.92%

State and territory allocation
New York	83.55%
Puerto Rico	14.48%
Guam	0.57%
US Virgin Islands	0.21%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature
C000006421 [Member]
Shareholder Report [Line Items]
Fund Name	Macquarie Tax-Free New York Fund(formerly, Delaware Tax-Free New York Fund)
Class Name	Class A
Trading Symbol	FTNYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Macquarie Tax-Free New York Fund (Fund) for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at macquarie.com/mam/literature. You can also request this information by contacting us at 800 523-1918, weekdays from 8:30am to 6:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800 523-1918
Additional Information Website	macquarie.com/mam/literature
Expenses [Text Block]
What were the Fund's costs for the last 12 months ?
(Based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment[1]
Class A	$79	0.81%
[1]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.81%	[29]
Factors Affecting Performance [Text Block]
Management's discussion of Fund performance
Performance highlights
Macquarie Tax-Free New York Fund (Class A) returned -3.93% (excluding sales charge) for the 12 months ended August 31, 2025. During the same period, the Bloomberg Municipal Bond Index, the Fund's broad-based securities market index, returned 0.08%.
Top contributors to performance:
During the reporting period, monetary policy as well as political uncertainty and fiscal policy impacted the municipal market. Additionally, record issuance in 2025 was a technical headwind to the market.
Municipal yields fell on short-term positions and rose substantially on intermediate-term and long-term positions. For example, the MMD AAA 2-year yield fell 25 basis points (bps) while the 10- and 30-year yields rose 51 and 101 bps, respectively (a basis point equals one-hundredth of a percentage point). As a result, the 2-year/30-year spread steepened to 241 bps, the highest level since the fourth quarter of 2016.
The front end of the curve outperformed while the long end underperformed, an aberration of longer-term trends in municipal curve returns. The Bloomberg Municipal Bond Index returned 0.08%, while the front end of the curve (1-2 years) was up 3.26%. Strong demand from separately managed account buyers was one catalyst for this outperformance.
A key contributor to performance included modest exposure to the front end of the curve.
Top detractors from performance:
The long end of the curve detracted from performance over the reporting period. For example, the Bloomberg Municipal Bond Index’s long bond (22+ years) segment returned -3.88% compared to the overall index return of 0.08%. An out-of-benchmark allocation to the long bond (17+ years) segment of the curve also detracted from performance.
BBB-rated credit and high yield, particularly on the long end, negatively impacted performance. An overweight to BBB-rated credit also detracted from performance.
A meaningful out-of-benchmark allocation to below-investment-grade securities was also a drag on performance.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Class. It also assumes a $10,000 initial investment at the beginning of the first full fiscal year in a broad-based securities market index for the same period and the deduction of the maximum applicable sales charge for Class A shares.
Growth of $10,000 investment
For the period August 31, 2015, through August 31, 2025

Average Annual Return [Table Text Block]
Average annual total returns (as of August 31, 2025)	1 year	5 year	10 year
Macquarie Tax-Free New York Fund (Class A) – including sales charge	-8.27%	-0.76%	1.36%
Macquarie Tax-Free New York Fund (Class A) – excluding sales charge	-3.93%	0.16%	1.83%
Bloomberg Municipal Bond Index	0.08%	0.40%	2.18%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Dec. 31, 2024
Updated Performance Information Location [Text Block]	Visit macquarie.com/mam/performance for the most recent performance information.
Net Assets	$ 250,080,033
Holdings Count | Holding	170	[30]
Advisory Fees Paid, Amount	$ 1,056,119
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Fund statistics (as of August 31, 2025)
Fund net assets	$250,080,033
Total number of portfolio holdings*	170
Total advisory fees paid	$1,056,119
Portfolio turnover rate	46%
*	Excludes cash and cash equivalents.

Holdings [Text Block]
Fund holdings (as of August 31, 2025)
The tables below show the investment makeup of the Fund, with each category representing a percentage of the total net assets of the Fund.
Sector allocation
Special Tax Revenue Bonds	24.34%
Transportation Revenue Bonds	17.29%
Education Revenue Bonds	14.48%
Industrial Development Revenue/Pollution Control Revenue Bonds	7.77%
Healthcare Revenue Bonds	7.09%
Water & Sewer Revenue Bonds	6.51%
Electric Revenue Bonds	6.37%
Housing Revenue Bonds	6.19%
Lease Revenue Bonds	4.99%
Local General Obligation Bonds	1.92%

State and territory allocation
New York	83.55%
Puerto Rico	14.48%
Guam	0.57%
US Virgin Islands	0.21%

Material Fund Change [Text Block]
Material Fund changes
On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Material Fund Change Name [Text Block]	On December 31, 2024, the Fund changed its name from Delaware Tax-Free New York Fund to Macquarie Tax-Free New York Fund.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund's next prospectus, which we expect to be available by December 30, 2025, at macquarie.com/mam/literature or upon request at 800 523-1918, weekdays from 8:30am to 6:00pm ET.

Updated Prospectus Phone Number	800 523-1918
Updated Prospectus Web Address	macquarie.com/mam/literature

[1]	Costs paid as a percentage of a $10,000 investment would have been 0.59% if litigation expenses were not included.
[2]	Excludes cash and cash equivalents.
[3]	Costs paid as a percentage of a $10,000 investment would have been 1.59% if litigation expenses were not included.
[4]	Excludes cash and cash equivalents.
[5]	Costs paid as a percentage of a $10,000 investment would have been 0.84% if litigation expenses were not included.
[6]	Excludes cash and cash equivalents.
[7]	Costs paid as a percentage of a $10,000 investment would have been 0.85% if litigation expenses were not included.
[8]	Excludes cash and cash equivalents.
[9]	Costs paid as a percentage of a $10,000 investment would have been 1.60% if litigation expenses were not included.
[10]	Excludes cash and cash equivalents.
[11]	Costs paid as a percentage of a $10,000 investment would have been 0.60% if litigation expenses were not included.
[12]	Excludes cash and cash equivalents.
[13]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[14]	Excludes cash and cash equivalents.
[15]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[16]	Excludes cash and cash equivalents.
[17]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[18]	Excludes cash and cash equivalents.
[19]	Costs paid as a percentage of a $10,000 investment would have been 0.86% if litigation expenses were not included.
[20]	Excludes cash and cash equivalents.
[21]	Costs paid as a percentage of a $10,000 investment would have been 1.61% if litigation expenses were not included.
[22]	Excludes cash and cash equivalents.
[23]	Costs paid as a percentage of a $10,000 investment would have been 0.61% if litigation expenses were not included.
[24]	Excludes cash and cash equivalents.
[25]	Costs paid as a percentage of a $10,000 investment would have been 0.55% if litigation expenses were not included.
[26]	Excludes cash and cash equivalents.
[27]	Costs paid as a percentage of a $10,000 investment would have been 1.55% if litigation expenses were not included.
[28]	Excludes cash and cash equivalents.
[29]	Costs paid as a percentage of a $10,000 investment would have been 0.80% if litigation expenses were not included.
[30]	Excludes cash and cash equivalents.